Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Tax Year 2012 [Member]
Trust's open tax years	2012
Tax Year 2013 [Member]
Trust's open tax years	2013
Tax Year 2014 [Member]
Trust's open tax years	2014
Tax Year 2015 [Member]
Trust's open tax years	2015